GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at March 31, 2020 (Unaudited)

Shares	Common Stocks: 93.2%	Value
	Energy - Alternate Sources: 1.0%
15,700	SunPower Corp.*	$79,599

	Machinery - General Industries: 0.2%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares*	15,487

	Oil & Gas - Exploration & Production: 20.4%
17,900	Canadian Natural Resources Ltd.	244,796
4,183,812	Cluff Natural Resources PLC*	33,745
288,000	CNOOC Ltd.	307,278
8,100	ConocoPhillips	249,480
19,800	Devon Energy Corp.	136,818
55,000	Diversified Gas & Oil PLC	60,621
329,197	EnQuest PLC*	32,353
6,250	EOG Resources Inc.	224,500
233,274	JKX Oil & Gas PLC*	50,676
249,550	Pharos Energy PLC	37,457
3,600	Pioneer Natural Resources Company	252,540
10,000,000	Reabold Resources PLC*	42,360
		1,672,624
	Oil & Gas - Field Services: 3.3%
31,980	Helix Energy Solutions Group, Inc.*	52,447
16,000	Schlumberger Ltd.	215,840
		268,287
	Oil & Gas - Integrated: 59.9%
100,160	BP PLC	418,050
4,500	Chevron Corp	326,070
618,000	China Petroleum & Chemical	304,939
38,560	Eni SpA	390,003
28,610	Equinor ASA	353,860
9,700	Exxon Mobil Corp	368,309
30,850	Galp Energia Sgps Sa	351,082
65,470	Gazprom OAO - ADR	301,338
24,801	Imperial Oil Ltd.	280,324
11,808	OMV AG	324,555
883,000	PetroChina Co., Ltd. - H Shares	323,274
22,220	Royal Dutch Shell PLC - Class A	399,297
19,576	Suncor Energy, Inc.	312,359
11,600	TOTAL SA	443,856
		4,897,316

	Oil & Gas - Pipelines and Transportation: 4.6%
13,000	Enbridge Inc.	$378,170

	Oil Refining & Marketing: 3.9%
6,969	Valero Energy, Corp.	316,114

	Total Common Stocks	7,627,597
	(cost $16,158,660)

	Rights: 4.0%
35,461	Repsol SA Rights*†	324,797
	Total Rights
	(cost $560,875)	324,797

	Total Investments in Securities	7,952,394
	(cost $16,719,535): 97.2%

	Other Assets less Liabilities: 2.8%	229,987

	Net Assets: 100.0%	$8,182,381

* Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company